LEASES - Weighted average rates and average useful life of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Future cash outflows of variable lease payments	$ 2,323	$ 2,388
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	295 months	273 months
Weighted average remaining lease terms	159 months	148 months
Weighted average discount rates	5.96%	5.78%
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	70 months	83 months
Weighted average remaining lease terms	38 months	54 months
Weighted average discount rates	4.53%	3.99%
Furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	45 months	45 months
Weighted average remaining lease terms	24 months	36 months
Weighted average discount rates	6.55%	6.56%
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average life	42 months	40 months
Weighted average remaining lease terms	23 months	34 months
Weighted average discount rates	3.68%	5.65%